Fees Summary	Jul. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,250,000.00
Total Fee Amount	4,315.63
Total Offset Amount	0.00
Net Fee	$ 4,315.63
Offering Table N/A
Offset Table N/A	N/A